Warrants (Tables)	6 Months Ended
Jun. 30, 2024
Warrants and Rights Note Disclosure [Abstract]
Schedule of Outstanding Warrants
The table below reflects outstanding warrants as of June 30, 2024 (Successor):

	Public Warrants	Private Placement Warrants	Working Capital Warrants	Total
Outstanding Warrants at February 14, 2024	14,374,971	7,750,000	—	22,124,971
Issued	—	—	3,306,370	3,306,370

Outstanding Warrants at June 30, 2024	14,374,971	7,750,000	3,306,370	25,431,341